Business Combinations	12 Months Ended
Dec. 31, 2018
Business Combinations1 [Abstract]
Disclosure of business combinations
BUSINESS COMBINATIONS AND ASSET ACQUISITION

2018
Urban Forest Products LLC, Clarion Packaging LLC and Falcon Packaging LLC
On December 6, 2018, the Corporation acquired all the assets of Urban Forest Products LLC (UFP) and Clarion Packaging LLC (Clarion) respectively located in Brook, Indiana and Clarion, Iowa. Both plants manufacture molded pulp protective packaging that primarily serves the egg and quick service restaurant industries. Concurrently, the Specialty Products segment also acquired 75% of the membership units of Falcon Packaging LLC, a leader in the distribution of egg and other packaging located in Ohio, Iowa and Georgia. These acquisitions are in line with the Corporation's objective to expand molded pulp activities, which produce a recycled, recyclable, compostable and biodegradable packaging product that offers highly interesting opportunities against a backdrop of expanding interest in the circular economy. Total consideration for the business acquisition was $58 million and consisted of US$38 million ($51 million) in cash, a non-cash provision of $1 million and assumed debts of $6 million. These acquisitions were treated as a single business combination since the substance of the transaction was the acquisition of integrated businesses.

The $10 million fair value of accounts receivables is equal to gross contractual cash flows, which were all expected to be collected at the time of the acquisition.

The purchase price allocation is preliminary as of December 31, 2018. Assets acquired and liabilities assumed were as follows:

		2018
	BUSINESS SEGMENT:	SPECIALTY PRODUCTS
(in millions of Canadian dollars)	ACQUIRED COMPANIES:	UFP, Clarion & Falcon Packaging
Fair values of identifiable assets acquired and liabilities assumed:
Accounts receivable		10
Inventories		8
Property, plant and equipment		48
Client list		10
Total assets		76

Bank loan		(2)
Trade and other payables		(9)
Long-term debt		(4)
Deferred income tax liabilities		(1)
Net assets acquired		60
Non-controlling interests		(5)
Gain on business combination (net of income taxes of $1 million)		(3)
		52

Cash paid		51
Non-cash provision for working capital adjustment		1
Total consideration		52

The acquired business, since the date of acquisition, represents sales amounting to $11 million on a stand-alone basis ($11 million on a consolidated basis) and the contribution to net earnings attributable to Shareholders is nil on a stand-alone basis ($3 million on a consolidated basis including the gain on business combination, net of income tax). Had the acquisition occurred on January 1, 2018, consolidated sales would have been $4,773 million and net earnings attributable to Shareholders would have been $59 million including the gain on business acquisition, net of income tax.

PAC Service S.p.A.
On January 1, 2018, the Corporation acquired PAC Service S.p.A., a boxboard converter for the packaging, publishing, cosmetics and food industries and has been fully consolidated since then. The Corporation already had a 33.33% equity participation through its 58% equity ownership in Reno de Medici S.p.A. in the Boxboard Europe segment. The consideration for the acquisition of the remaining 66.67% shares consisted of cash totaling €10 million ($15 million) and was deposited on December 19, 2017. The excess of consideration over the net fair value of the assets acquired and the liabilities assumed resulted in a non-deductible goodwill of $7 million and has been allocated to the Boxboard Europe segment cash generating unit (CGU). The transaction is expected to create synergies, since Reno de Medici is already a strategic supplier of PAC Service.

Barcelona Cartonboard S.A.U.
On October 31, 2018, the Corporation acquired Barcelona Cartonboard S.A.U., a paperboard manufacturer on the Iberian Peninsula. The consideration for the acquisition consisted of cash totaling €36 million ($54 million) and €10 million ($14 million) of net debt assumed. The excess of the consideration over the net fair value of the assets acquired and the liabilities assumed resulted in a non-deductible goodwill of $1 million and has been allocated to the Boxboard Europe segment.The acquisition will allow Reno de Medici to strengthen its presence in a well-known market, to optimize its products portfolio and to further improve the level of service to current customers and new ones, as the Barcelona plant is located near some of the major European converters.

The $37 million fair value of total accounts receivables acquired is equal to the gross contractual cash flows, which were all expected to be collected at the time of the acquisition.

The purchase price allocation was finalized during the second quarter of 2018 for Pac Service S.p.A. and the one for Barcelona Cartonboard S.A.U. is preliminary as of December, 31, 2018.

Assets acquired and liabilities assumed were as follows:

				2018
	BUSINESS SEGMENT:			BOXBOARD EUROPE
(in millions of Canadian dollars)	ACQUIRED COMPANIES:	BARCELONA CARTONBOARD S.A.U.	PAC SERVICE S.p.A.	TOTAL
Fair values of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		2	4	6
Accounts receivable		25	12	37
Inventories		21	7	28
Property, plant and equipment		72	9	81
Other intangible assets with finite useful life		2	—	2
Other assets		1	—	1
Goodwill		1	7	8
Total assets		124	39	163

Trade and other payables		(50)	(9)	(59)
Current portion of long-term debt		(4)	(3)	(7)
Long-term debt		(12)	(2)	(14)
Provision for contingencies and charges		(1)	—	(1)
Employee future benefits		—	(1)	(1)
Deferred income tax liabilities		(3)	(1)	(4)
Net assets acquired		54	23	77

Cash paid in 2018		54	—	54
Cash paid in 2017 (included in other assets as at December 31, 2017)		—	15	15
Previously held interest		—	3	3
Revaluation gain on previously held interest on January 1, 2018		—	5	5
Total consideration		54	23	77

The acquisition of PAC Service S.p.A, since the date of acquisition, represents sales amounting to $33 million on a stand-alone basis ($23 million on a consolidated basis) and the contribution to net earnings attributable to Shareholders is $1 million on a stand-alone basis ($1 million on a consolidated basis) whereas the Barcelona acquisition, since the date of acquisition, generated sales amounting to $33 million on a stand-alone basis ($33 million on a consolidated basis) and a contribution to net earnings attributable to Shareholders of nil on a stand-alone basis (nil on a consolidated basis). Had the Barcelona acquisition occurred on January 1, 2018, consolidated sales would have been $4,816 million and net earnings attributable to Shareholders would have been $60 million.

2017
Coyle containerboard converting plants
On November 30, 2017, the Containerboard Packaging segment purchased, from the Coyle family, three converting plants located in Ontario and specialized in the manufacturing of boxes and specialty products. Total consideration was $30 million and consisted of $25 million in cash, $1 million for working capital purchase price adjustment and $4 million of assumed debts. The excess of the consideration paid over the net fair value of the assets acquired resulted in a tax-deductible goodwill of $3 million and has been allocated to the Containerboard Packaging segment CGU. The transaction is expected to create synergies since a significant portion of their procurement is realized through our newly acquired Tencorr joint venture, which has a supply agreement with Greenpac.

The $12 million fair value of accounts receivables is equal to gross contractual cash flows, which were all expected to be collected at the time of acquisition.

The purchase price was finalized during the first quarter of 2018 and the Corporation paid working capital purchase price adjustment of $1 million. There were no significant changes recorded to the preliminary amounts reported.

Assets acquired and liabilities assumed were as follows:

(in millions of Canadian dollars)		2017
	BUSINESS SEGMENT:	CONTAINERBOARD PACKAGING
	ACQUIRED COMPANY:	Coyle Plants
Fair values of identifiable assets acquired and liabilities assumed:
Accounts receivable		12
Inventories		1
Property, plant and equipment		10
Intangible assets with finite useful life (client list)		7
Goodwill		4
Total assets		34

Trade and other payables		(4)
Current portion of long-term debt		(1)
Long-term debt		(3)
Net assets acquired		26

Cash paid in 2017		25
Working capital purchase price adjustment paid in 2018		1
Total consideration		26

Greenpac Holding LLC
On April 4, 2017, Cascades and its partners in Greenpac Holding LLC (Greenpac) agreed to modify the Limited Partnership Agreement. These modifications enable Cascades to direct decisions about relevant activities. Therefore, from an accounting standpoint, Cascades has control over Greenpac, which triggered its deemed acquisition and thus fully consolidates Greenpac since April 4, 2017.

There were no cash considerations for the acquisition and there was no change of participation of each partner in Greenpac. Consideration transferred for the acquisition was the fair value of Cascades' investment in Greenpac based on the income approach, less net liabilities with acquiree, which settled as a result of the transaction. The excess of the consideration over the net fair value of the assets acquired and the liabilities assumed resulted in a non-deductible goodwill of $190 million and has been allocated to the Containerboard Packaging segment CGU. The consolidation enables Cascades to better reflect its presence in the North American containerboard market.

One of the partners in Greenpac has a put option whereby the partner can require other partners or Greenpac itself to repurchase its shares at a price including a predetermined return on its investment. Under IFRS, this option gives the equity participation of this partner the characteristics of liability more than equity. As such, this partner's participation is classified in the current portion of other liabilities at an initial fair value of $85 million at the acquisition date.

For accounting purposes, the Corporation's share of Greenpac stands at 82.83% as at December 31, 2017 (78.3% for the period of April 4 to November 30, 2017), while legal ownership is 59.7%. The Corporation records income taxes on 71.8% of Greenpac's profit before taxes, as it is a flow-through entity for tax purposes (62.5% for the period of April 4 to November 30, 2017). See Note 8 for details.

The change in control provides for the revaluation of the previously held interest to its fair market value. As such, a gain of $156 million was recognized in the consolidated statement of earnings in the second quarter. Also, consequent to the acquisition, our share of accumulated other comprehensive loss components of Greenpac totaling $4 million and included in Cascades' consolidated balance sheet prior to the acquisition was reclassified to net earnings. These two items are presented in line item “Fair value revaluation gain on investments” in the consolidated statement of earnings.

The Corporation has reversed its deferred income tax liability related to its Greenpac investment and recorded an income tax recovery of $70 million. The investment in Greenpac is considered as the consideration transferred for the Greenpac acquisition and, as a result, is accounted for as a deemed disposal for tax accounting purposes.

The $20 million fair value of accounts receivables is equal to gross contractual cash flows, which were all expected to be collected at the time of acquisition.

The purchase price allocation of Greenpac was finalized during the third quarter of 2017.

Assets acquired and liabilities assumed were as follows:

(in millions of Canadian dollars)		2017
	BUSINESS SEGMENT:	CONTAINERBOARD PACKAGING
	ACQUIRED COMPANY:	Greenpac Holding LLC
Fair values of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		34
Accounts receivable		20
Inventories		23
Current portion of financial assets		4
Property, plant and equipment		512
Financial assets		16
Intangible assets with finite useful life (client list)		39
Goodwill		190
Total assets		838

Trade and other payables		(39)
Current portion of long-term debt		(15)
Current portion of financial liabilities and other liabilities		(90)
Long-term debt		(238)
Financial liabilities		(4)
Deferred income tax liabilities		(91)
Net assets acquired		361
Non-controlling interests		(57)
		304
Total non-cash consideration
Previously held interest		187
Revaluation gain on previously held interest on April 4, 2017		156
Settlement of net liabilities with acquiree before the transaction		(39)
		304

On November 30, 2017, the Corporation increased its participation in Containerboard Partners (Ontario) Inc. from 23% to 53% through the acquisition of 90 common shares for a cash consideration of US$15 million ($19 million). The transaction increases the Corporation's indirect ownership in Greenpac to 6.4% from 3.6%. Since there are no activities in Containerboard Partners (Ontario) Inc. other than its investment in Greenpac, the transaction is accounted as the acquisition of a non-controlling interest.

ASSET AQUISITION

2018
Bear Island
On July 26, 2018, the Containerboard Packaging segment acquired the White Birch's Bear Island manufacturing facility in Virginia, USA for a cash consideration of US$35 million ($46 million) (including transaction fees). Upon the approval of the Corporation's Board, the newsprint paper machine presently located on the site will be reconfigured to produce high-quality recycled lightweight linerboard and medium for the North American market. Production is expected to begin in 2021. During the period prior to conversion, White Birch will temporarily operate the site as a newsprint mill under a 27-month free net lease having an estimated value of $8 million and accounted for as deferred revenues and added to the consideration.

As part of the agreement, the Corporation granted to White Birch a one-time option to purchase an interest of up to 10% in the Bear Island containerboard mill project provided that the mill conversion project is approved by the Corporation's Board of Directors and can be exercised in the twelve month period beginning July 26, 2020. The option has an estimated value of $13 million and is added to the assets' purchase price.

The transaction is accounted for as an asset acquisition as it does not meet the definition of a business combination. The acquired facility includes landfills for which the Corporation recorded an asset retirement obligation amounting to $5 million. Finally, as part of the agreement, the Corporation committed to pay White Birch US$4 million ($5 million) in the next 27 months to cover property and building maintenance costs.

		2018
	BUSINESS SEGMENT:	CONTAINERBOARD
(in millions of Canadian dollars)	ACQUIRED ASSETS :	Bear Island
Fair values of identifiable assets acquired and liabilities assumed:
Property, plant and equipment		77
Total assets		77

Asset retirement obligation		(5)
Net assets acquired		72

Cash paid		46
Purchase option fair value issued to White Birch		13
Favourable lease fair value		8
Carrying costs commitment		5
Total consideration		72